[DECHERT LLP LETTERHEAD]

December 14, 2012

VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

RE:         THE HARTFORD MUTUAL FUNDS II, INC., FILE NOS. 002-11387/811-00558

Dear Sir or Madam:

Included herewith for filing on behalf of The Hartford Mutual Funds II, Inc. (the “Company”), pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (the “Securities Act”), is one copy, including exhibits, of Post-Effective Amendment No. 119 under the Securities Act to the Company’s Registration Statement on Form N-1A (the “Amendment”), marked to indicate the changes effected in the Registration Statement by the Amendment.

The Amendment contains 5 prospectuses and one combined statement of additional information (applicable to Class A, Class B, Class C, Class I, Class R3, Class R4, Class R5 and Class Y Shares), and is being filed in connection with the Company’s annual update of its Registration Statement to update certain financial information and make other changes to the Company’s disclosure documents.

Pursuant to Rule 485(a)(1), the Company has designated on the facing sheet to the Registration Statement that the Amendment become effective on March 1, 2013.  No fees are required in connection with this filing.  Please contact me at (617) 728-7127 or John V. O’Hanlon at (617) 728-7111 with any comments or questions concerning this Amendment.  Thank you in advance for your consideration.

Sincerely,

/s/ Stephanie Capistron
Stephanie Capistron

cc: John V. O’Hanlon